Discontinued operation of HJX business	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
21. Discontinued operation of HJX business

In June, 2017, the Company reached an agreement to sell a majority interest in its HJX business to a third-party investor and operator. Specifically, the agreement includes the establishment of a joint venture that will be controlled and operated by such third party, and the Company will hold 37.5% equity interest in this joint venture.

The Company’s management concluded that HJX business related assets met the standard and should be reclassified as Held for Sale in the consolidated balance sheet as of December 31, 2017. The following tables present the aggregate carrying amounts of assets classified as Held for Sale in the consolidated balance sheet:

	December 31,
	2016	2017

Carrying amount of assets held for sale:
Intangible assets, net- trademark	$495,159	$353,691
Intangible assets, net- distribution network	80,114	—
Prepaid expense-copyright	$227,114	$122,245
Total assets held for sale	$802,387	$475,936

The results of operations associated with discontinued operations are presented in the following table:

	For the years ended December 31,
	2015	2016	2017

Net revenues:
Direct sales	1,402,176	471,293	195,589
Distribution sales	23,187,270	7,578,128	1,771,829
Total net revenues	24,589,446	8,049,421	1,967,418

Cost of revenues:
Direct sales	(850,458)	(375,834)	(185,664)
Distribution sales	(18,543,098)	(6,366,283)	(2,187,001)
Total cost of revenues	(19,393,556)	(6,742,117)	(2,372,665)

Gross profit	5,195,890	1,307,304	(405,247)
Operating expenses:
Other selling and marketing expenses	(10,767,567)	(5,932,307)	(1,922,342)
General and administrative expenses	(6,174,634)	(2,284,064)	(1,146,917)
Total operating expenses	(16,942,200)	(8,216,371)	(3,069,259)
Income from discontinued operations before income taxes	$(11,746,310)	$(6,909,067)	$(3,474,506)
Income tax expense	—	—	—
Income from discontinued operations	$(11,746,310)	$(6,909,067)	$(3,474,506)

Under the agreement, the Company agreed to sell the HJX Business at the price of RMB 6.0 million ($ 918,246).